Commitments - Schedule of ROU Assets and Liabilities Related to Lease and First Lease Amendment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Mar. 01, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
ROU assets (included in other assets)	$ 4,334	$ 4,500	$ 619	$ 95
Current portion of lease liabilities	0			108
Total lease liabilities	$ 4,749	$ 4,500	$ 707	108
Predecessor Company [Member]
ROU assets (included in other assets)				221	$ 600
Current portion of lease liabilities				338
Total lease liabilities				$ 338	$ 700